INCOME TAXES - Effective Tax Rate (Details)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
INCOME TAX
Statutory federal income tax rate (in percent)		21.00%	21.00%	21.00%
Change in valuation allowance (in percent)			(21.00%)
Income tax provision (in percent)	0.00%	33.43%		100.79%